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                                 OCCULOGIX, INC.
                      2600 Skymark Drive, Unit 9, Suite 201
                              Mississauga, Ontario
                                     L4N 5B2
                                     Canada

                                                                December 8, 2004


Securities and Exchange Commission
Division of Corporation Finance
450 Fifth Street, N.W.
Washington, D.C.  20549

RE:   OCCULOGIX, INC.
      REGISTRATION STATEMENT ON FORM S-1
      REGISTRATION NO. 333-118204


Ladies and Gentlemen:

          OccuLogix, Inc. (the "Company") hereby requests that the effective date of the above-referenced Registration Statement be accelerated so that it may become effective at 3 p.m. on December 8, 2004, or as soon thereafter as practicable.

          We understand that the Staff will consider this request as confirmation by the Company of its awareness of its responsibilities under the federal securities laws as they relate to the securities of the Company covered by the Registration Statement.

          The adequacy and accuracy of the disclosure in the filings is the responsibility of the Company. The Company acknowledges that staff comment or changes in response to staff comment in the proposed disclosure in the Registration Statement do not foreclose the Commission from taking any action with respect to the Registration Statement. The Company also represents that staff comment may not be asserted as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.


                                     Sincerely,

                                     OccuLogix, Inc.


                                     By: /s/ William G. Dumencu
                                         --------------------------------------
                                     Name: William G. Dumencu
                                     Title: Chief Financial Officer